Condensed Financial Information (Parent Company Only) - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 2,846	$ 2,569	$ 6,286	$ 5,010	$ 10,300	$ 8,987	$ 7,873
Adjustments to reconcile net income to net cash from operating activities:
Stock based compensation			282	216	531	2,006	536
Net amortization of purchase valuation adjustments			192	(272)	(380)	(123)	(1,100)
Net change in:
Other assets			(314)	4	(2,551)	3,361	3,334
Interest payable and other liabilities			(918)	359	2,170	(3,015)	(2,049)
Net cash provided by (used in) operating activities			7,270	5,952	13,620	13,675	16,083
Cash flows (to) from investing activities
Purchase stock of First Independence, net of holding company cash acquired					(9,046)
Net cash (used in) investing activities			32,194	(183,851)	(266,941)	(46,578)	(45,242)
Cash flows (to) from financing activities
Proceeds from the issuance of common stock, net					38,945
Issuance of employee stock loan				(1,215)	(1,215)
Redemption of Series A and Series B preferred stock	(16,372)		(16,372)			(15,540)
Purchase of treasury stock						(17,221)	(571)
Dividends paid on preferred stock			(42)	(82)	(164)	(804)	(970)
Excess tax benefits as a result of the distribution of common stock in termination of the restricted stock unit plan recognized as an increase in additional paid-in capital				224	224
Net cash provided by (used in) financing activities			(50,091)	165,818	278,443	43,990	(50,592)
Net change in cash and cash equivalents			(10,627)	(12,081)	25,122	11,087	(79,751)
Cash and cash equivalents, beginning of period			56,829	31,707	31,707	20,620	100,371
Ending cash and cash equivalents	$ 46,202	$ 19,626	46,202	19,626	56,829	31,707	20,620
Equity Bancshares, Inc. [Member]
Cash flows from operating activities
Net income					10,300	8,987	7,873
Adjustments to reconcile net income to net cash from operating activities:
Stock based compensation					531	2,006	536
Equity in undistributed income of Equity Bank					(1,560)	(2,431)	(8,501)
Net amortization of purchase valuation adjustments					301	301	300
Net change in:
Other assets					(344)	(776)	(736)
Interest payable and other liabilities					397	(410)	(918)
Net cash provided by (used in) operating activities					9,625	7,677	(1,446)
Cash flows (to) from investing activities
Purchase stock of First Independence, net of holding company cash acquired					(14,585)
Net cash (used in) investing activities					(14,585)
Cash flows (to) from financing activities
Borrowings on bank stock loan					5,014	15,540
Principal payments on bank stock loan					(1,554)	(388)
Proceeds from the issuance of common stock, net					38,945
Issuance of employee stock loan					(1,215)
Principal payments on employee stock loan					973
Redemption of Series A and Series B preferred stock						(15,540)
Purchase of treasury stock						(17,221)	(571)
Dividends paid on preferred stock					(164)	(804)	(970)
Excess tax benefits as a result of the distribution of common stock in termination of the restricted stock unit plan recognized as an increase in additional paid-in capital					224
Net cash provided by (used in) financing activities					42,223	(18,413)	(1,541)
Net change in cash and cash equivalents					37,263	(10,736)	(2,987)
Cash and cash equivalents, beginning of period			$ 43,912	$ 6,649	6,649	17,385	20,372
Ending cash and cash equivalents					$ 43,912	$ 6,649	$ 17,385